GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.55%
1,835	Air Liquide SA	$ 319,123
738	Akzo Nobel NV	91,164
18,915	Anglo American PLC	838,073
1,527	Antofagasta PLC	31,695
2,777	ArcelorMittal SA	96,988
1,638	Arkema SA	208,493
4,900	Asahi Kasei Corp	53,434
3,558	BASF SE	279,583
11,409	BHP Group Ltd	448,131
8,179	BHP Group PLC	264,751
13,652	BlueScope Steel Ltd	242,095
7,360	Boliden AB	286,834
599	Brenntag SE	59,828
408	Chr Hansen Holding A/S	36,695
832	Clariant AG	17,309
4,449	Covestro AG(a)	286,611
541	Croda International PLC	63,315
27	EMS-Chemie Holding AG	29,931
6,612	Evolution Mining Ltd	20,109
7,912	Evonik Industries AG	275,102
1,972	Evraz PLC	16,843
26,258	Fortescue Metals Group Ltd	479,801
36	Givaudan SA	179,685
38,708	Glencore PLC	173,818
800	Hitachi Metals Ltd(b)	15,623
2,739	ICL Group Ltd	19,959
1,900	JFE Holdings Inc	23,104
750	Johnson Matthey PLC	30,990
700	Kaneka Corp	27,718
700	Kansai Paint Co Ltd	17,192
43,000	Kingboard Holdings Ltd	225,281
4,168	Koninklijke DSM NV	840,195
321	Lanxess AG	23,248
8,000	Mineral Resources Ltd	370,152
4,900	Mitsubishi Chemical Holdings Corp	41,115
9,100	Mitsubishi Gas Chemical Co Inc	189,561
8,500	Mitsui Chemicals Inc	271,056
1,882	Mondi PLC	52,163
3,160	Newcrest Mining Ltd	61,075
2,800	Nippon Paint Holdings Co Ltd	35,740
600	Nippon Sanso Holdings Corp	13,282
3,900	Nippon Soda Co Ltd	125,183
3,300	Nippon Steel Corp	57,246
500	Nissan Chemical Corp	24,507
600	Nitto Denko Corp	44,579
5,212	Norsk Hydro ASA	34,675
4,275	Northern Star Resources Ltd	31,854
806	Novozymes A/S Class B	63,323
3,100	Oji Holdings Corp	17,873
6,038	Rio Tinto Ltd	591,782
4,347	Rio Tinto PLC	369,177
1,400	Shin-Etsu Chemical Co Ltd	228,381
950	Smurfit Kappa Group PLC	53,594
288	Solvay SA	38,464
18,518	South32 Ltd	40,578
Shares		Fair Value
Basic Materials — (continued)
88,000	St Barbara Ltd	$ 113,934
2,253	Stora Enso OYJ Class R	44,613
5,800	Sumitomo Chemical Co Ltd	30,192
1,000	Sumitomo Metal Mining Co Ltd	40,527
2,347	Svenska Cellulosa AB SCA Class B	43,655
5,198	Symrise AG	766,442
3,200	Tokuyama Corp	67,765
5,400	Toray Industries Inc	35,555
1,000	Tosoh Corp	17,549
11,763	Umicore SA	730,094
2,069	UPM-Kymmene OYJ	84,551
450	voestalpine AG	19,852
5,076	Yara International ASA	267,538
		11,040,348
Communications — 6.03%
1,060	Adevinta ASA(b)	20,381
110,000	Ascential PLC(b)	661,147
3,744	Auto Trader Group PLC(a)(b)	33,911
3,414	Bollore SA(b)	19,079
151,869	BT Group PLC(b)	365,709
34,600	CyberAgent Inc	622,746
608	Delivery Hero SE(a)(b)	90,892
800	Dentsu Group Inc	27,803
24,502	Deutsche Telekom AG	508,520
550	Elisa OYJ	35,349
900	Hakuhodo DY Holdings Inc	13,690
100	Hikari Tsushin Inc	17,313
15,000	HKT Trust & HKT Ltd	20,389
69	Iliad SA	14,870
5,813	Informa PLC(b)	39,935
694	Just Eat Takeaway.com NV(a)(b)	61,628
500	Kakaku.com Inc	13,645
26,100	KDDI Corp	798,232
13,000	Koninklijke KPN NV	42,658
1,700	M3 Inc(b)	111,191
410	MercadoLibre Inc(b)	643,167
400	Mercari Inc(b)	20,936
1,000	MonotaRO Co Ltd	23,003
243	Nice Ltd(b)	67,623
28,900	Nippon Telegraph & Telephone Corp	740,075
20,880	Nokia OYJ(b)	128,294
28,815	Orange SA	320,687
2,920	Pearson PLC	35,180
1,887	Prosus NV	168,356
587	Proximus SADP	12,063
864	Publicis Groupe SA	54,545
3,300	Rakuten Group Inc	36,313
39,300	Reach PLC(b)	209,769
9,000	Relia Inc	110,279
284	Schibsted ASA Class A	15,053
376	Schibsted ASA Class B	17,381
347	Scout24 AG(a)	29,715
100	Sea Ltd ADR(b)	27,616
1,298	SEEK Ltd	28,078

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Communications — (continued)
340	Shopify Inc Class A(b)	$ 509,976
33,100	Singapore Telecommunications Ltd	55,479
11,100	SoftBank Corp	144,980
4,900	SoftBank Group Corp	308,140
7,169	Spark New Zealand Ltd	23,663
100	Swisscom AG	60,100
1,935	Tele2 AB Class B	28,423
61,881	Telecom Italia SpA	27,762
11,302	Telefonaktiebolaget LM Ericsson Class B	130,359
4,018	Telefonica Deutschland Holding AG	10,831
57,216	Telefonica SA	261,756
2,600	Telenet Group Holding NV	97,582
2,703	Telenor ASA	46,930
19,100	Television Francaise 1	182,372
10,284	Telia Co AB	45,109
16,125	Telstra Corp Ltd	44,915
500	Trend Micro Inc	26,032
975	United Internet AG	40,353
2,755	Vivendi SE	93,082
103,885	Vodafone Group PLC	167,014
215	Wix.com Ltd(b)	64,208
1,036	Wolters Kluwer NV(b)	118,108
4,745	WPP PLC	61,354
10,300	Z Holdings Corp	51,553
500	ZOZO Inc	17,029
		8,824,331
Consumer, Cyclical — 12.89%
200	ABC-Mart Inc(b)	11,027
654	Accor SA(b)	23,145
737	adidas AG	267,498
2,500	Aeon Co Ltd	68,412
600	Aisin Corp	24,290
600	ANA Holdings Inc(b)	14,060
2,223	Aristocrat Leisure Ltd	68,124
800	Bandai Namco Holdings Inc	51,763
20,243	Barratt Developments PLC	197,773
3,682	Bayerische Motoren Werke AG	366,108
475	Berkeley Group Holdings PLC	31,974
9,300	Bilia AB Class A(b)	199,549
140,000	boohoo Group PLC(b)	507,015
2,200	Bridgestone Corp	96,921
1,305	Bunzl PLC	48,329
1,568	Burberry Group PLC	44,954
7,800	Chow Tai Fook Jewellery Group Ltd	16,353
2,022	Cie Financiere Richemont SA	258,754
1,856	Cie Generale des Etablissements Michelin SCA	303,165
1,900	City Developments Ltd	9,585
6,901	Compass Group PLC(b)	145,770
426	Continental AG(b)	57,870
100	Cosmos Pharmaceutical Corp	16,975
1,427	Crown Resorts Ltd(b)	9,053
Shares		Fair Value
Consumer, Cyclical — (continued)
9,000	CTS Eventim AG & Co KGaA(b)	$ 611,508
8,315	Daimler AG	742,029
9,800	Daiwa House Industry Co Ltd	300,470
10,800	Daiwabo Holdings Co Ltd(b)	218,011
14,000	DCM Holdings Co Ltd	137,980
1,700	Denso Corp	116,792
1,154	Deutsche Lufthansa AG(b)	13,034
234	Domino's Pizza Enterprises Ltd	20,133
873	Electrolux AB Class B	22,928
2,264	Entain PLC(b)	57,074
658	Evolution AB(a)	114,492
200	Fast Retailing Co Ltd	135,641
569	Faurecia SE	25,396
5,372	Ferguson PLC	752,727
488	Ferrari NV	106,354
644	Flutter Entertainment PLC(b)	109,786
6,100	G-7 Holdings Inc(b)	203,448
8,000	Galaxy Entertainment Group Ltd(b)	54,216
23,100	Genting Singapore Ltd	13,784
6,595	GN Store Nord AS	577,942
2,825	H & M Hennes & Mauritz AB Class B(b)	59,062
39,300	Harvey Norman Holdings Ltd	164,133
12,300	Haseko Corp(b)	166,447
123	Hermes International	188,040
1,100	Hino Motors Ltd	9,643
14,800	Honda Motor Co Ltd	475,345
200	Hoshizaki Corp	16,795
600	Iida Group Holdings Co Ltd	14,478
4,224	Industria de Diseno Textil SA	143,263
702	InterContinental Hotels Group PLC(b)	46,353
19,000	Isuzu Motors Ltd	253,454
15,900	ITOCHU Corp	470,628
2,900	Japan Airlines Co Ltd(b)	60,458
1,992	JD Sports Fashion PLC	24,815
3,400	Kaufman & Broad SA	150,862
290	Kering SA	260,171
13,500	Kindred Group PLC	220,975
81,672	Kingfisher PLC	419,391
6,200	Kohnan Shoji Co Ltd(b)	251,865
400	Koito Manufacturing Co Ltd	24,480
7,400	Komeri Co Ltd	179,472
368	La Francaise des Jeux SAEM(a)	19,674
200	Lawson Inc	10,052
1,075	LVMH Moet Hennessy Louis Vuitton SE	860,720
20,000	Marubeni Corp	170,228
2,200	Mazda Motor Corp(b)	21,703
300	McDonald's Holdings Co Japan Ltd	13,520
800	Melco Resorts & Entertainment Ltd ADR(b)	11,136
8,800	Mitsubishi Corp	246,829
13,500	Mitsui & Co Ltd	309,858
751	Moncler SpA	51,581

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
514	Next PLC(b)	$ 56,291
1,000	NGK Insulators Ltd	16,015
400	Nintendo Co Ltd	205,641
9,000	Nissan Motor Co Ltd(b)	52,235
300	Nitori Holdings Co Ltd	57,023
17,400	Okamura Corp	246,447
800	Oriental Land Co Ltd	109,600
1,600	Pan Pacific International Holdings Corp	33,398
8,500	Panasonic Corp	102,638
387	Pandora A/S	50,061
1,236	Persimmon PLC	49,840
27,700	Pirelli & C SpA(a)	167,276
409	Puma SE	50,172
10,063	Qantas Airways Ltd(b)	33,923
20	Rational AG	21,779
24,400	Redrow PLC	217,935
1,129	Reece Ltd	19,586
744	Renault SA(b)	28,258
1,000	Ryohin Keikaku Co Ltd	20,286
9,200	Sands China Ltd(b)	31,336
107	SEB SA	17,779
1,500	Sekisui Chemical Co Ltd	25,883
2,400	Sekisui House Ltd	47,533
800	Sharp Corp	12,288
300	Shimano Inc	76,794
5,200	Singapore Airlines Ltd(b)	19,495
10,000	SJM Holdings Ltd(b)	9,019
340	Sodexo SA(b)	28,970
4,900	Sony Group Corp	511,886
500	Stanley Electric Co Ltd	13,047
14,650	Stellantis NV	281,113
2,400	Subaru Corp	47,153
4,300	Sumitomo Corp	58,437
2,900	Sumitomo Electric Industries Ltd	41,200
16,900	Super Retail Group Ltd	164,851
1,400	Suzuki Motor Corp	56,960
310	Swatch Group AG	50,757
8,563	Tabcorp Holdings Ltd	31,256
14,108	Taylor Wimpey PLC	32,245
15,400	Teijin Ltd	231,877
400	Toho Co Ltd	17,414
600	Toyota Industries Corp	50,331
8,200	Toyota Motor Corp	736,159
800	Toyota Tsusho Corp	37,772
200	Tsuruha Holdings Inc	23,613
800	USS Co Ltd	13,926
889	Valeo	25,706
7,100	Valor Holdings Co Ltd	150,781
126	Volkswagen AG	41,818
772	Volvo AB Class A	18,771
30,041	Volvo AB Class B	708,420
22,700	VTech Holdings Ltd	225,112
400	Welcia Holdings Co Ltd	13,616
4,392	Wesfarmers Ltd	198,020
778	Whitbread PLC(b)	32,872
6,800	Wynn Macau Ltd(b)	8,715
Shares		Fair Value
Consumer, Cyclical — (continued)
2,600	Yamada Holdings Co Ltd	$ 12,284
500	Yamaha Corp	27,707
9,900	Yamaha Motor Co Ltd	247,903
10,800	Yokohama Rubber Co Ltd	215,659
67,500	Yue Yuen Industrial Holdings Ltd(b)	142,452
842	Zalando SE(a)(b)	93,557
		18,858,534
Consumer, Non-Cyclical — 21.72%
2,871	a2 Milk Co Ltd(b)	12,483
4,200	Adecco Group AG	251,522
346	Adyen NV(a)(b)	937,681
840	Afterpay Ltd(b)	59,709
1,800	Ajinomoto Co Inc	45,858
10,435	Alcon Inc	759,658
11,245	Amadeus IT Group SA(b)	737,459
648	Ambu A/S Class B	23,974
483	Amplifon SpA	23,853
2,951	Anheuser-Busch InBev SA	186,245
7,500	Arcs Co Ltd(b)	152,753
177	Argenx SE(b)	54,052
1,800	Asahi Group Holdings Ltd	80,990
800	Asahi Intecc Co Ltd	21,678
1,740	Ashtead Group PLC	130,156
1,380	Associated British Foods PLC	38,355
28,400	Astellas Pharma Inc	452,338
5,990	AstraZeneca PLC	688,231
1,917	Atlantia SpA(b)	34,772
8,500	Austevoll Seafood ASA	107,162
14	Barry Callebaut AG	35,485
7,603	Bayer AG	452,981
390	Beiersdorf AG	46,322
160	BioMerieux	19,078
5,696	Brambles Ltd	48,767
19,042	British American Tobacco PLC	708,090
6,700	Budweiser Brewing Co APAC Ltd(a)	18,698
1,138	Bureau Veritas SA	37,581
156	Carl Zeiss Meditec AG	34,743
399	Carlsberg AS Class B	73,729
13,373	Carrefour SA	248,395
8	Chocoladefabriken Lindt & Spruengli AG	89,640
2,600	Chugai Pharmaceutical Co Ltd	95,811
53,700	Cloetta AB Class B	174,280
792	Coca-Cola Europacific Partners PLC	49,152
776	Coca-Cola HBC AG	29,293
3,555	Cochlear Ltd	643,165
5,162	Coles Group Ltd	66,432
460	Coloplast A/S Class B	84,117
4,662	CSL Ltd	992,494
900	Dai Nippon Printing Co Ltd	21,209
6,600	Daiichi Sankyo Co Ltd	130,708
2,526	Danone SA	185,797
2,026	Davide Campari-Milano NV	28,483
419	Demant A/S(b)	25,608

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,062	Diageo PLC	$ 449,291
98	DiaSorin SpA	19,890
954	Edenred	55,424
900	Eisai Co Ltd	74,028
5,322	Endeavour Group Ltd(b)	25,894
1,105	EssilorLuxottica SA	208,606
2,355	Essity AB Class B	77,050
211	Etablissements Franz Colruyt NV	11,997
517	Eurofins Scientific SE	61,840
17,553	Experian PLC	772,546
20,700	Faes Farma SA(b)	80,787
2,232	Fisher & Paykel Healthcare Corp Ltd	49,130
794	Fresenius Medical Care AG & Co KGaA	62,584
4,619	Fresenius SE & Co KGaA	242,775
1,654	Genmab A/S(b)	747,574
62,378	GlaxoSmithKline PLC	1,231,414
200	GMO Payment Gateway Inc	25,709
1,154	Grifols SA	29,348
445	Heineken Holding NV	43,776
1,004	Heineken NV	116,918
640	HelloFresh SE(b)	59,993
401	Henkel AG & Co KGaA	36,461
18,168	Hikma Pharmaceuticals PLC	667,815
200	Hisamitsu Pharmaceutical Co Inc	8,760
389	ICA Gruppen AB	19,228
13,765	Imperial Brands PLC	294,619
29,800	Inghams Group Ltd	83,206
625	Intertek Group PLC	44,762
2,146	Ipsen SA	229,323
200	Ito En Ltd	11,801
70,966	J Sainsbury PLC	279,355
4,600	Japan Tobacco Inc	89,885
289	JDE Peet's NV	9,729
973	Jeronimo Martins SGPS SA	19,824
7,200	Kanamoto Co Ltd	168,308
1,900	Kao Corp	114,402
616	Kerry Group PLC Class A	91,342
1,059	Kesko OYJ Class B	45,391
600	Kikkoman Corp	36,742
3,200	Kirin Holdings Co Ltd	58,531
200	Kobayashi Pharmaceutical Co Ltd	15,953
500	Kobe Bussan Co Ltd(b)	16,835
21,848	Koninklijke Ahold Delhaize NV	679,144
3,528	Koninklijke Philips NV	162,675
100	Kose Corp	15,801
1,000	Kyowa Kirin Co Ltd	32,551
3,500	Leroy Seafood Group ASA	31,887
900	Lion Corp	15,578
288	Lonza Group AG	224,244
976	L'Oreal SA	446,515
3,100	Medipal Holdings Corp	58,383
8,900	Megmilk Snow Brand Co Ltd(b)	167,271
500	MEIJI Holdings Co Ltd	30,950
501	Merck KGaA	102,557
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
82,000	Metcash Ltd	$ 242,755
1,703	Mowi ASA	43,392
11,158	Nestle SA	1,412,934
1,702	Nexi SpA(a)(b)	36,466
300	NH Foods Ltd(b)	12,100
1,200	Nihon M&A Center Inc	33,419
200	Nippon Shinyaku Co Ltd	15,046
800	Nisshin Seifun Group Inc	12,898
200	Nissin Foods Holdings Co Ltd	14,232
305	NMC Health PLC(b)	21
16,898	Novartis AG	1,562,700
6,668	Novo Nordisk A/S Class B	617,266
1,884	Ocado Group PLC(b)	48,533
4,500	Olympus Corp	92,607
1,400	Ono Pharmaceutical Co Ltd	31,959
6,200	Origin Enterprises PLC	25,300
410	Orion OYJ Class B	17,452
2,913	Orkla ASA	26,457
200	Orpea SA	25,398
1,500	Otsuka Holdings Co Ltd	59,624
9,700	Paramount Bed Holdings Co Ltd(b)	173,379
400	PeptiDream Inc(b)	16,509
811	Pernod Ricard SA	178,994
700	Persol Holdings Co Ltd	14,123
84,200	Pharming Group NV(b)	95,873
400	Pigeon Corp	11,517
400	Pola Orbis Holdings Inc	9,562
5,200	Prima Meat Packers Ltd(b)	140,997
893	QIAGEN NV(b)	47,859
708	Ramsay Health Care Ltd	33,484
3,064	Randstad NV	222,296
2,760	Reckitt Benckiser Group PLC	211,102
404	Recordati Industria Chimica e Farmaceutica SpA	24,988
5,300	Recruit Holdings Co Ltd	274,702
7,483	RELX PLC	219,855
88	Remy Cointreau SA	19,331
7,180	Rentokil Initial PLC	56,541
5,345	Roche Holding AG	2,070,160
1,641	Ryman Healthcare Ltd(b)	15,072
9,887	Sanofi	1,019,089
1,400	Santen Pharmaceutical Co Ltd	18,970
107	Sartorius Stedim Biotech	61,081
2,300	Sawai Group Holdings Co Ltd	98,512
10,300	Scandinavian Tobacco Group A/S(a)	211,008
800	Secom Co Ltd	60,552
12,811	Securitas AB Class B	225,902
2,900	Seven & i Holdings Co Ltd	129,399
23	SGS SA	74,444
1,000	Shionogi & Co Ltd	52,665
1,500	Shiseido Co Ltd	100,254
1,041	Siemens Healthineers AG(a)	68,728
3,397	Smith & Nephew PLC	69,299
700	Societe BIC SA	47,457
300	Sohgo Security Services Co Ltd	14,028
1,760	Sonic Healthcare Ltd	52,002

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
213	Sonova Holding AG	$ 83,631
40	Straumann Holding AG	74,161
700	Sumitomo Dainippon Pharma Co Ltd	12,121
500	Suntory Beverage & Food Ltd	17,531
6,277	Swedish Match AB	56,210
7,100	Swedish Orphan Biovitrum AB(b)	138,757
600	Sysmex Corp	71,394
200	Taisho Pharmaceutical Holdings Co Ltd	11,201
6,100	Takeda Pharmaceutical Co Ltd	203,048
19,900	Tate & Lyle PLC	204,097
2,500	Terumo Corp	97,027
84,925	Tesco PLC	274,879
4,242	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	40,935
3,800	Toho Holdings Co Ltd	63,825
1,000	Toppan Inc	16,963
300	Toyo Suisan Kaisha Ltd	11,453
10,600	Transurban Group	111,806
2,796	Treasury Wine Estates Ltd	24,526
2,389	UCB SA	258,389
1,600	Unicharm Corp	64,220
10,182	Unilever PLC	585,923
182,000	United Laboratories International Holdings Ltd	127,823
188	Vifor Pharma AG	26,292
295,000	WH Group Ltd(a)	244,427
7,400	Wilmar International Ltd	23,699
80,231	Wm Morrison Supermarkets PLC	298,321
4,900	Woolworths Group Ltd	140,170
920	Worldline SA(a)(b)	86,112
500	Yakult Honsha Co Ltd	29,547
		31,764,170
Diversified — 0.23%
38,500	CK Hutchison Holdings Ltd	281,293
800	Jardine Matheson Holdings Ltd	47,960
2,000	Swire Pacific Ltd Class A	12,423
		341,676
Energy — 3.07%
923	Ampol Ltd	19,215
4,559	APA Group	31,990
167,900	Beach Energy Ltd	147,689
78,807	BP PLC	316,280
381	DCC PLC	31,888
66,000	ENEOS Holdings Inc	277,239
9,779	Eni SpA	115,643
3,785	Equinor ASA	73,729
1,938	Galp Energia SGPS SA	18,899
800	Idemitsu Kosan Co Ltd	18,832
4,000	Inpex Corp	28,370
267	Koninklijke Vopak NV	11,306
Shares		Fair Value
Energy — (continued)
773	Lundin Energy AB	$ 24,098
1,639	Neste OYJ	100,751
7,642	Oil Search Ltd	21,359
6,171	OMV AG	333,197
12,600	Petrofac Ltd(b)	18,061
28,471	Repsol SA	311,842
15,884	Royal Dutch Shell PLC Class A	319,241
47,854	Royal Dutch Shell PLC Class B	945,428
3,800	Rubis SCA	152,438
7,256	Santos Ltd	34,240
924	Siemens Gamesa Renewable Energy SA(b)	25,770
20,975	TotalEnergies SE	914,654
3,910	Vestas Wind Systems A/S	144,180
3,726	Woodside Petroleum Ltd	59,854
		4,496,193
Financial — 17.83%
19,769	3i Group PLC	351,223
1,635	ABN AMRO Bank NV(a)(b)	19,059
8,454	Abrdn PLC	33,339
2,300	Acom Co Ltd(b)	9,440
748	Admiral Group PLC	35,324
44,636	Aegon NV	190,043
679	Ageas SA	35,855
46,800	AIA Group Ltd	559,998
2,997	Allianz SE	744,947
235	Amundi SA(a)	21,703
3,870	Aroundtown SA	30,291
12,400	Ascendas Real Estate Investment Trust REIT	28,535
6,000	ASR Nederland NV	246,581
4,276	Assicurazioni Generali SpA	85,256
750	ASX Ltd	42,487
23,221	Australia & New Zealand Banking Group Ltd	472,745
56,128	Aviva PLC	301,367
18,795	AXA SA	486,737
165	Azrieli Group Ltd	13,141
1,179	Baloise Holding AG	185,894
58,532	Banco Bilbao Vizcaya Argentaria SA	374,693
132,871	Banco Santander SA(b)	486,729
4,399	Bank Hapoalim BM(b)	35,007
5,634	Bank Leumi Le-Israel BM(b)	43,050
5,600	Bank of East Asia Ltd	9,227
44,300	Bank of Ireland Group PLC(b)	235,021
115	Banque Cantonale Vaudoise	10,266
67,233	Barclays PLC	162,624
4,300	BAWAG Group AG(a)	244,282
9,256	BNP Paribas SA	564,425
14,500	BOC Hong Kong Holdings Ltd	46,564
3,413	British Land Co PLC REIT	24,154
17,221	CaixaBank SA	51,145
17,500	CapitaLand Integrated Commercial Trust REIT(b)	27,730
10,200	CapitaLand Ltd	30,304
2,000	Chiba Bank Ltd(b)	11,377

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
7,500	CK Asset Holdings Ltd	$ 51,028
14,763	CNP Assurances	250,945
3,878	Commerzbank AG(b)	24,974
6,872	Commonwealth Bank of Australia	503,772
4,200	Concordia Financial Group Ltd	15,035
201	Covivio REIT	18,882
31,815	Credit Agricole SA	443,615
13,500	Credit Saison Co Ltd	161,030
29,969	Credit Suisse Group AG	300,868
16,600	Dai-ichi Life Holdings Inc	305,524
1,900	Daito Trust Construction Co Ltd	223,231
8	Daiwa House Investment Corp REIT(b)	23,818
5,600	Daiwa Securities Group Inc	29,447
2,666	Danske Bank A/S	46,724
7,000	DBS Group Holdings Ltd	156,634
21,403	Deutsche Bank AG(b)	269,813
3,736	Deutsche Boerse AG	623,406
1,325	Deutsche Wohnen SE	82,723
4,213	Dexus REIT	31,825
5,292	Direct Line Insurance Group PLC	21,868
15,454	DNB Bank ASA(b)	316,698
923	EQT AB	44,491
1,082	Erste Group Bank AG	41,928
7,600	ESR Cayman Ltd(a)(b)	26,713
152	Eurazeo SE	14,723
418	Exor NV	34,341
408	Fastighets AB Balder Class B(b)	28,155
34,361	FinecoBank Banca Fineco SpA(b)	615,285
13,400	Fukuoka Financial Group Inc	225,859
200	Futu Holdings Ltd ADR(b)(c)	20,492
178	Gecina SA REIT	28,229
775	Gjensidige Forsikring ASA	17,734
16	GLP J-REIT	28,659
6,444	Goodman Group REIT	107,177
7,555	GPT Group REIT	25,904
437	Groupe Bruxelles Lambert SA	50,845
53,800	Gunma Bank Ltd	171,913
8,000	Hang Lung Properties Ltd	20,707
3,000	Hang Seng Bank Ltd	57,454
233	Hannover Rueck SE	39,164
1,378	Hargreaves Lansdown PLC	31,245
6,000	Henderson Land Development Co Ltd	26,807
4,700	Hong Kong Exchanges & Clearing Ltd	300,376
4,500	Hongkong Land Holdings Ltd	19,440
78,884	HSBC Holdings PLC	435,403
1,000	Hulic Co Ltd(b)	11,377
412	Industrivarden AB Class A	16,439
620	Industrivarden AB Class C(b)	23,734
15,106	ING Groep NV	193,821
9,548	Insurance Australia Group Ltd(b)	34,050
Shares		Fair Value
Financial — (continued)
20,000	Intermediate Capital Group PLC	$ 602,436
63,959	Intesa Sanpaolo SpA	176,690
7,060	Investor AB Class B	174,840
4,508	Israel Discount Bank Ltd Class A(b)	21,118
2,000	Japan Exchange Group Inc	45,490
27	Japan Metropolitan Fund Invest REIT	28,283
1,600	Japan Post Bank Co Ltd	13,580
6,100	Japan Post Holdings Co Ltd	51,779
900	Japan Post Insurance Co Ltd	15,956
5	Japan Real Estate Investment Corp REIT	31,402
4,466	Julius Baer Group Ltd	294,765
29,100	Jupiter Fund Management PLC	109,285
968	KBC Group NV	77,946
52,000	Kerry Properties Ltd	153,567
937	Kinnevik AB Class B	40,849
800	Klepierre SA REIT	19,370
295	L E Lundbergforetagen AB Class B	21,051
2,730	Land Securities Group PLC REIT	26,862
279	LEG Immobilien SE	44,095
84,417	Legal & General Group PLC	305,683
8,100	Link REIT	77,406
726,757	Lloyds Banking Group PLC	459,457
1,257	London Stock Exchange Group PLC	131,035
10,054	M&G PLC	31,468
1,331	Macquarie Group Ltd	153,688
534	Magellan Financial Group Ltd(b)	19,266
8,300	Mapletree Commercial Trust REIT	13,214
11,500	Mapletree Logistics Trust REIT	17,905
10,682	Medibank Pvt Ltd	26,052
22,601	Mediobanca Banca di Credito Finanziario SpA(b)	264,533
18,813	Melrose Industries PLC	41,795
15,270	Mirvac Group REIT	32,050
4,600	Mitsubishi Estate Co Ltd	72,160
42,800	Mitsubishi HC Capital Inc	233,445
90,100	Mitsubishi UFJ Financial Group Inc	475,970
3,500	Mitsui Fudosan Co Ltd	81,855
542	Mizrahi Tefahot Bank Ltd(b)	16,426
25,500	Mizuho Financial Group Inc	364,385
1,700	MS&AD Insurance Group Holdings Inc	52,549
543	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	146,515
12,768	National Australia Bank Ltd	243,482
102,563	Natwest Group PLC	287,725
6,000	New World Development Co Ltd	28,445
6	Nippon Building Fund Inc REIT	38,776
8	Nippon Prologis Inc REIT	26,716

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,088	NN Group NV	$ 54,092
52,400	Nomura Holdings Inc	262,397
400	Nomura Real Estate Holdings Inc	9,919
16	Nomura Real Estate Master Fund Inc REIT	25,424
33,545	Nordea Bank Abp	392,826
28,600	ORIX Corp	500,369
10	Orix J-REIT Inc	19,081
13,000	Oversea-Chinese Banking Corp Ltd	117,614
88	Partners Group Holding AG	150,336
2,320	Phoenix Group Holdings PLC	21,857
10,106	Prudential PLC	189,710
5,719	QBE Insurance Group Ltd	45,831
570	Raiffeisen Bank International AG	13,478
205	REA Group Ltd	24,420
67,800	Resona Holdings Inc	254,567
5,000	Ricoh Leasing Co Ltd(b)	157,578
3,000	Rothschild & Co	112,279
1,931	Sampo OYJ Class A	92,937
900	SBI Holdings Inc	21,544
20,106	Scentre Group REIT	38,387
483	Schroders PLC	24,522
613	SCOR SE	17,119
4,619	Segro PLC REIT	78,049
1,700	Shizuoka Bank Ltd(b)	12,277
3,100	Singapore Exchange Ltd	27,125
12,000	Sino Land Co Ltd	18,388
6,299	Skandinaviska Enskilda Banken AB Class A	85,194
3,141	Societe Generale SA	91,987
60	Sofina SA	28,133
4,700	Sompo Holdings Inc	194,308
2,087	St James's Place PLC	45,966
10,385	Standard Chartered PLC	62,242
57,050	Stockland REIT(b)	184,506
13,100	Sumitomo Mitsui Financial Group Inc	441,589
1,300	Sumitomo Mitsui Trust Holdings Inc	42,674
1,200	Sumitomo Realty & Development Co Ltd	39,112
5,000	Sun Hung Kai Properties Ltd	71,527
4,958	Suncorp Group Ltd	42,107
5,641	Svenska Handelsbanken AB Class A	63,570
3,506	Swedbank AB Class A	68,275
4,600	Swire Properties Ltd	13,083
824	Swiss Life Holding AG	425,022
294	Swiss Prime Site AG	31,306
1,168	Swiss Re AG	105,891
2,600	Sydbank AS(b)	79,598
2,100	T&D Holdings Inc	26,869
2,400	Tokio Marine Holdings Inc	114,387
200	Tokyo Century Corp	11,007
1,392	Tryg A/S	34,403
62,792	UBS Group AG	1,034,548
Shares		Fair Value
Financial — (continued)
483	Unibail-Rodamco-Westfield REIT(b)	$ 40,203
8,231	UniCredit SpA	98,454
74,300	UnipolSai Assicurazioni SpA	206,280
21,000	United Overseas Bank Ltd	406,005
11	United Urban Investment Corp REIT	16,181
1,800	UOL Group Ltd(b)	9,674
1,400	Valiant Holding AG(b)	145,602
14,998	Vicinity Centres REIT	17,138
2,082	Vonovia SE	138,618
419	Washington H Soul Pattinson & Co Ltd(b)	10,088
103	Wendel SE	14,458
14,207	Westpac Banking Corp	255,192
6,000	Wharf Real Estate Investment Co Ltd	33,887
583	Zurich Insurance Group AG	235,051
		26,082,514
Industrial — 13.79%
6,718	ABB Ltd	245,599
948	ACS Actividades de Construccion y Servicios SA	24,936
291	Aena SME SA(a)(b)	46,341
115	Aeroports de Paris(b)	13,940
700	AGC Inc	29,934
2,277	Airbus SE(b)	312,334
1,219	Alfa Laval AB	50,907
1,078	Alstom SA	44,712
12	AP Moller - Maersk A/S Class A	32,081
144	AP Moller - Maersk A/S Class B	399,632
3,883	Assa Abloy AB Class B	124,552
2,602	Atlas Copco AB Class A	176,221
1,510	Atlas Copco AB Class B	85,856
4,848	Auckland International Airport Ltd(b)	24,460
66,975	Aurizon Holdings Ltd	190,068
114,000	Austal Ltd	181,044
500	Azbil Corp	19,499
81,671	BAE Systems PLC	654,577
1,900	Bekaert SA	90,235
8,985	Bouygues SA	346,296
13,300	bpost SA(b)	149,356
10,200	Brother Industries Ltd	207,580
800	Casio Computer Co Ltd	13,039
11,373	Cellnex Telecom SA(a)	741,711
600	Central Japan Railway Co	87,279
96,000	China Resources Cement Holdings Ltd	79,309
7,900	Cia de Distribucion Integral Logista Holdings SA	170,293
6,961	Cie de Saint-Gobain	497,562
2,500	CK Infrastructure Holdings Ltd	15,092
3,964	CNH Industrial NV	66,189
3,041	CRH PLC	151,987

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
7,300	D/S Norden A/S	$ 208,488
400	Daifuku Co Ltd	35,844
1,000	Daikin Industries Ltd	208,833
10	Dassault Aviation SA	11,907
12,440	Deutsche Post AG	843,077
100	Disco Corp	28,556
3,502	DSV Panalpina A/S	853,665
1,200	East Japan Railway Co	79,947
322	Eiffage SA	32,826
103	Elbit Systems Ltd	13,564
2,563	Epiroc AB Class A	59,704
1,500	Epiroc AB Class B	30,137
700	FANUC Corp	156,777
1,859	Ferrovial SA(b)	55,166
500	Fuji Electric Co Ltd	21,882
594	GEA Group AG(b)	26,338
144	Geberit AG	118,235
1,697	Getlink SE	27,184
1,472	Halma PLC	59,067
900	Hankyu Hanshin Holdings Inc(b)	26,614
200	Harmonic Drive Systems Inc	11,063
3,477	HeidelbergCement AG	308,125
7,634	Hexagon AB Class B	126,370
100	Hirose Electric Co Ltd	14,981
400	Hitachi Construction Machinery Co Ltd	11,302
9,400	Hitachi Ltd	540,681
8,728	Holcim Ltd	511,646
1,400	Hoya Corp	197,637
1,620	Husqvarna AB Class B	22,670
400	Ibiden Co Ltd	21,190
2,400	Implenia AG(b)	63,746
1,299	Infrastrutture Wireless Italiane SpA(a)	14,674
773	InPost SA(b)	15,157
574	Investment AB Latour Class B	22,433
1,721	James Hardie Industries PLC	58,064
7,500	Japan Aviation Electronics Industry Ltd	119,421
800	JSR Corp	26,816
1,700	Kajima Corp	21,884
8,000	Kamigumi Co Ltd	168,822
400	Keio Corp	22,406
500	Keisei Electric Railway Co Ltd	14,891
5,600	Keppel Corp Ltd	22,640
800	Keyence Corp	445,602
10,200	Kinden Corp(b)	165,406
598	Kingspan Group PLC	65,029
700	Kintetsu Group Holdings Co Ltd(b)	23,654
280	KION Group AG	29,734
17,000	Kitz Corp	123,101
281	Knorr-Bremse AG	31,820
3,400	Komatsu Ltd	85,201
1,316	Kone OYJ Class B	109,000
4,000	Kubota Corp	83,646
209	Kuehne + Nagel International AG	70,503
Shares		Fair Value
Industrial — (continued)
400	Kurita Water Industries Ltd	$ 19,427
1,200	Kyocera Corp	74,150
122,000	Lee & Man Paper Manufacturing Ltd	91,098
1,036	Legrand SA	116,753
2,667	Lendlease Corp Ltd	23,938
23,100	Leonardo SpA(b)	181,537
1,000	Lixil Corp	27,290
900	Makita Corp	46,799
1,400	MINEBEA MITSUMI Inc	37,801
1,100	MISUMI Group Inc	38,341
7,100	Mitsubishi Electric Corp	96,327
1,200	Mitsubishi Heavy Industries Ltd	34,672
300	Miura Co Ltd	13,248
6,000	MTR Corp Ltd	35,572
2,907	MTU Aero Engines AG	727,152
2,200	Murata Manufacturing Co Ltd	182,569
400	Nabtesco Corp	15,151
5,524	Nibe Industrier AB Class B	66,012
1,700	Nidec Corp	190,814
300	Nippon Express Co Ltd	21,915
600	Nippon Yusen KK	32,419
18,200	Nobina AB(a)(b)	167,819
1,500	NSK Ltd	12,379
2,500	Obayashi Corp	20,443
1,100	Odakyu Electric Railway Co Ltd	26,253
700	Omron Corp	59,903
1,570	Orica Ltd	14,320
3,000	Per Aarsleff Holding A/S	129,294
2,025	Poste Italiane SpA(a)	26,796
987	Prysmian SpA	35,387
19,300	Rengo Co Ltd	164,310
2,100	Rheinmetall AG	201,516
100	Rinnai Corp	9,290
33	ROCKWOOL International A/S Class B	17,511
32,398	Rolls-Royce Holdings PLC(b)	44,741
1,324	Safran SA	173,278
4,373	Sandvik AB	114,032
2,600	Sankyu Inc	116,863
101	Sartorius AG	61,096
235	Schindler Holding AG	75,143
2,087	Schneider Electric SE	349,550
11,600	Seino Holdings Co Ltd	147,640
1,200	SG Holdings Co Ltd	32,267
900	Shimadzu Corp	36,297
2,100	Shimizu Corp	15,466
2,963	Siemens AG	462,328
1,548	Siemens Energy AG(b)	42,113
6,500	Signify NV(a)	364,123
1,549	Sika AG	545,667
6,000	Singapore Technologies Engineering Ltd	17,719
9,918	Skanska AB Class B	279,982
18,078	SKF AB Class B	480,995
200	SMC Corp	118,895
1,534	Smiths Group PLC	33,134
286	Spirax-Sarco Engineering PLC	59,568

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
5,115	Sydney Airport(b)	$ 29,433
4,000	Taisei Corp	134,806
12,500	Takasago Thermal Engineering Co Ltd	229,599
500	TDK Corp	57,050
5,500	Techtronic Industries Co Ltd	98,078
1,833	Tenaris SA	18,676
413	Thales SA	43,346
500	THK Co Ltd	14,325
700	Tobu Railway Co Ltd	18,203
1,900	Tokyu Corp	25,465
1,600	Toshiba Corp	68,866
500	TOTO Ltd	25,925
2,600	Tsubakimoto Chain Co(b)	79,179
4,100	Valmet OYJ	171,106
8,000	Venture Corp Ltd	112,215
2,061	Vinci SA	218,208
1,834	Wartsila OYJ Abp	27,628
600	West Japan Railway Co	32,599
4,400	Wienerberger AG	179,855
60,000	Xinyi Glass Holdings Ltd	224,242
1,100	Yamato Holdings Co Ltd	31,702
900	Yaskawa Electric Corp	44,565
900	Yokogawa Electric Corp	13,846
		20,167,767
Technology — 6.48%
800	Advantest Corp	70,625
183	ASM International NV	64,949
2,525	ASML Holding NV	1,930,077
1,082	Atos SE	51,744
12,445	AVEVA Group PLC	678,856
105	Bechtle AG(b)	21,681
3,900	Canon Inc	89,809
700	Capcom Co Ltd	19,247
1,621	Capgemini SE	350,385
435	Check Point Software Technologies Ltd(b)	55,288
25,000	Clarivate PLC(b)	570,000
2,100	Computershare Ltd	24,145
4,850	CyberArk Software Ltd(b)	688,846
2,478	Dassault Systemes SE	136,693
400	Dialog Semiconductor PLC(b)	30,767
3,300	DTS Corp(b)	79,654
994	Embracer Group AB(b)	25,726
1,400	FUJIFILM Holdings Corp	100,468
800	Fujitsu Ltd	136,104
500	Hamamatsu Photonics KK	27,800
5,058	Infineon Technologies AG	193,288
400	Itochu Techno-Solutions Corp	12,270
19,000	Keywords Studios PLC(b)	773,818
200	Koei Tecmo Holdings Co Ltd(b)	9,397
400	Konami Holdings Corp	22,154
300	Lasertec Corp(b)	56,320
671	Logitech International SA	73,722
17,600	MCJ Co Ltd(b)	198,987
19,485	Micro Focus International PLC	108,539
Shares		Fair Value
Technology — (continued)
1,000	NEC Corp	$ 50,717
223	Nemetschek SE	19,679
1,900	Nexon Co Ltd	39,095
1,400	Nomura Research Institute Ltd	45,052
2,400	NTT Data Corp	37,175
300	Obic Co Ltd	52,726
100	Oracle Corp Japan	7,470
400	Otsuka Corp	20,784
170,000	PAX Global Technology Ltd	184,404
4,900	Renesas Electronics Corp(b)	53,183
2,600	Ricoh Co Ltd	28,410
300	Rohm Co Ltd	29,267
4,248	Sage Group PLC	41,395
4,044	SAP SE	580,362
200	SCSK Corp	12,054
1,100	Seiko Epson Corp	18,927
160	Siltronic AG	26,117
5,000	SimCorp A/S	694,730
1,959	Sinch AB(a)(b)	39,505
300	Square Enix Holdings Co Ltd	15,566
2,645	STMicroelectronics NV	108,852
1,100	SUMCO Corp	25,441
622	TeamViewer AG(b)	20,913
227	Teleperformance	95,748
258	Temenos AG	40,983
7,000	TietoEVRY OYJ(b)	235,442
900	TIS Inc(b)	23,343
600	Tokyo Electron Ltd	247,455
358	Ubisoft Entertainment SA(b)	22,695
566	WiseTech Global Ltd	12,838
511	Xero Ltd(b)	53,017
		9,484,704
Utilities — 2.09%
126,500	A2A SpA	268,390
9,012	AGL Energy Ltd	47,724
7,587	AusNet Services Ltd	10,147
2,500	Chubu Electric Power Co Inc	30,001
6,500	CLP Holdings Ltd	67,024
42,900	Drax Group PLC	240,195
8,690	E.On SE	106,831
10,748	EDP - Energias de Portugal SA	55,750
1,117	EDP Renovaveis SA	26,236
1,799	Electricite de France SA	21,839
119	Elia Group SA	14,065
3,664	Enagas SA	84,153
1,231	Endesa SA	29,902
31,501	Enel SpA(b)	290,300
7,071	Engie SA	94,294
1,720	Fortum OYJ(b)	47,387
10,000	HK Electric Investments & HK Electric Investments Ltd(a)	10,142
43,000	Hong Kong & China Gas Co Ltd	69,932
22,379	Iberdrola SA(b)	269,334
81,500	Iren SpA	248,039
2,700	Kansai Electric Power Co Inc	25,469

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
2,642	Mercury NZ Ltd	$ 12,156
4,963	Meridian Energy Ltd	18,045
13,751	National Grid PLC	175,804
1,129	Naturgy Energy Group SA	29,140
6,816	Origin Energy Ltd	20,593
733	Orsted AS(a)	108,719
1,400	Osaka Gas Co Ltd	26,156
5,500	Power Assets Holdings Ltd	35,558
1,679	Red Electrica Corp SA	33,259
2,488	RWE AG	88,463
925	Severn Trent PLC	35,943
7,821	Snam SpA	47,308
4,036	SSE PLC	80,892
1,338	Suez SA	31,211
5,449	Terna - Rete Elettrica Nazionale	43,245
300	Toho Gas Co Ltd	14,582
1,600	Tohoku Electric Power Co Inc	12,122
5,900	Tokyo Electric Power Co Holdings Inc(b)	15,725
1,500	Tokyo Gas Co Ltd	28,393
354	Uniper SE	13,821
2,643	United Utilities Group PLC	39,335
2,086	Veolia Environnement SA	68,416
265	Verbund AG	24,444
		3,060,484
TOTAL COMMON STOCK — 91.68% (Cost $130,029,246)		$134,120,721
PREFERRED STOCK
Basic Materials — 0.01%
269	Fuchs Petrolub SE	13,404
Consumer, Cyclical — 0.84%
221	Bayerische Motoren Werke AG	18,969
2,694	Porsche Automobil Holding SE	291,576
32,400	Schaeffler AG	282,132
2,619	Volkswagen AG	637,913
		1,230,590
Consumer, Non-Cyclical — 0.05%
691	Henkel AG & Co KGaA	70,057
TOTAL PREFERRED STOCK — 0.90% (Cost $1,233,309)		$1,314,051
Shares		Fair Value
EXCHANGE TRADED FUNDS
9,000	iShares MSCI EAFE ETF	$ 715,410

TOTAL EXCHANGE TRADED FUNDS — 0.49% (Cost $690,045)		$715,410
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.69%
$5,400,000	Federal Home Loan Bank(d) 0.01%, 08/02/2021	5,399,997
Repurchase Agreements — 0.02%
21,186	Undivided interest of 3.57% in a repurchase agreement (principal amount/value $593,557 with a maturity value of $593,559) with HSBC Securities (USA) Inc, 0.04%, dated 7/31/21 to be repurchased at $21,186 on 8/2/21 collateralized by U.S. Treasury securities, 0.00% - 3.38%, 7/31/21 - 5/15/49, with a value of $605,428.(e)	21,186
TOTAL SHORT TERM INVESTMENTS — 3.71% (Cost $5,421,183)		$5,421,183
TOTAL INVESTMENTS — 96.78% (Cost $137,373,783)		$141,571,365
OTHER ASSETS & LIABILITIES, NET — 3.22%		$4,712,434
TOTAL NET ASSETS — 100.00%		$146,283,799

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at July 30, 2021.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
At July 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	62	USD	7,190,140	September 2021	$61,602
				Net Appreciation	$61,602
At July 30, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
CIT	USD	3,167	GBP	2,284	September 23, 2021	$(8)
MEL	USD	57,658	CHF	52,700	October 15, 2021	(644)
MEL	USD	52,647	EUR	44,443	October 15, 2021	(151)
					Net Depreciation	$(803)
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Summary of Investments by Country as of July 30, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$28,278,181	19.97%
United Kingdom	20,757,237	14.66
Germany	12,976,404	9.17
France	12,265,007	8.66
Switzerland	12,238,163	8.64
Australia	9,149,507	6.46
Netherlands	8,346,283	5.90
United States	6,164,209	4.35
Denmark	5,260,322	3.72
Sweden	5,033,618	3.56
Spain	4,013,262	2.84
Hong Kong	3,922,196	2.77
Italy	3,239,240	2.29
Belgium	1,781,270	1.26
Finland	1,532,727	1.08
Singapore	1,109,356	0.78
Israel	1,079,165	0.76
Norway	1,019,018	0.72
Austria	857,036	0.61
Ireland	822,010	0.58
Argentina	643,167	0.45
Canada	509,976	0.36
New Zealand	208,027	0.15
Luxembourg	207,795	0.15
Portugal	94,473	0.07
Chile	31,695	0.02
Russia	16,843	0.01
Poland	15,157	0.01
United Arab Emirates	21	0.00
Total	$141,571,365	100.00%
See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$5,661,006	$128,459,715	$—	$134,120,721
Preferred Stock	—	1,314,051	—	1,314,051
Exchange Traded Funds	715,410	—	—	715,410
Short Term Investments	—	5,421,183	—	5,421,183
Total investments, at fair value:	6,376,416	135,194,949	0	141,571,365
Other Financial Investments:
Futures Contracts(a)	61,602	—	—	61,602
Total Assets	$6,438,018	$135,194,949	$0	$141,632,967
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(803)	—	(803)
Total Liabilities	$0	$(803)	$0	$(803)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

July 30, 2021

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 394 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $113,822 in forward contracts for the reporting period.

July 30, 2021